PROPERTY, PLANT AND EQUIPMENT ("PP&E")	12 Months Ended
Dec. 31, 2016
PROPERTY, PLANT AND EQUIPMENT ("PP&E")
PROPERTY, PLANT AND EQUIPMENT ("PP&E")

4) PROPERTY, PLANT AND EQUIPMENT (“PP&E”)

		Accumulated Depletion,
As at December 31, 2016		Depreciation,
($ thousands)	Cost	and Impairment	Net Book Value
Oil and natural gas properties	$13,567,390	$(12,840,938)	$726,452
Other capital assets	106,070	(94,092)	11,978
Total PP&E	$13,673,460	$(12,935,030)	$738,430

		Accumulated Depletion,
As at December 31, 2015		Depreciation,
($ thousands)	Cost	and Impairment	Net Book Value
Oil and natural gas properties	$13,541,670	$(12,375,083)	$1,166,587
Other capital assets	105,124	(85,438)	19,686
Total PP&E	$13,646,794	$(12,460,521)	$1,186,273

Acquisitions:

For the years ended December 31, 2016 and 2015, Enerplus acquired property and land totaling $126.1 million, and $9.6 million, respectively.  For the year ended December 31, 2016, the acquisition of property and land consisted mainly of Enerplus’ acquisition of assets in Ante Creek in NW Alberta for $110.3 million.

Divestments:

For the years ended December 31, 2016 and 2015, Enerplus disposed of properties for proceeds of $670.4 million and $286.6 million, respectively.   Certain asset divestments in 2016 resulted in gains, as the divestments caused a significant alteration in the relationship between the cost centre’s capitalized costs and proved reserves.  During 2016, Enerplus recognized gains on asset divestments of $559.2 million.  Enerplus did not recognize any gains on asset divestments in 2015.